Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 253,487	$ 113,736
Trade Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	240,266	108,635
Trade Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	10,365	3,462
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 250,631	$ 112,097